Condensed Interim Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenues	$ 26,242	$ 26,553
Cost of revenues	19,999	20,334
Gross profit	6,243	6,219
Operating costs and expenses:
Research and development	114	87
Sales and marketing	3,104	2,540
General and administrative	1,290	1,081
Impairment of Goodwill		700
Total operating costs and expenses	4,508	4,408
Operating income	1,735	1,811
Financial income, net	415	424
Income before taxes on income	2,150	2,235
Taxes on income	20	121
Net income	$ 2,130	$ 2,114
Basic net income per share (in Dollars per share)	$ 0.3	$ 0.36
Diluted net income per share (in Dollars per share)	$ 0.3	$ 0.33
Weighted average number of shares used in computing net income per share:
Basic (in Shares)	7,043	5,925
Diluted (in Shares)	7,193	6,385